Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized (in Shares)	[1]	2,000,000,000	2,000,000,000
Ordinary shares, shares issued (in Shares)		2,125,659	1,608,266
Ordinary shares, shares outstanding (in Shares)		2,125,659	1,608,266

[1]	After giving effect to the share splits and the reverse share split, see also note 5.